Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	£ 58,000	£ 65,200
Deposits by banks	20,357	28,543
Subordinated liabilities	2,386	2,332
Of which secured	34,500	40,900
Of which unsecured	23,500	24,300
Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	11,400
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	3,700
Wholesale fund amount	£ 15,200
Unsecured debt issued	96.00%
Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	£ 1,500
Senior unsecured – privately placed	700
Wholesale fund amount	42,300
Deposits by banks	1,100
Certificates of deposit and commercial paper	4,300
Covered bonds	14,800
Securitisation and structured issuance	2,200
TFSME	17,000
Subordinated liabilities	700
Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	500
≤ 1 month
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,400	2,600
Of which secured	100	100
Of which unsecured	1,300	2,500
≤ 1 month | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
≤ 1 month | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	1,400
Deposits by banks	300
Certificates of deposit and commercial paper	1,000
Covered bonds	100
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
≤ 1 month | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>1 and ≤ 3 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	7,300	5,200
Of which secured	1,000	1,000
Of which unsecured	6,300	4,200
>1 and ≤ 3 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,600
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	1,600
>1 and ≤ 3 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	600
Senior unsecured – privately placed	0
Wholesale fund amount	5,700
Deposits by banks	800
Certificates of deposit and commercial paper	3,300
Covered bonds	1,000
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
>1 and ≤ 3 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>3 and ≤ 6 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,600	500
Of which secured	900	200
Of which unsecured	700	300
>3 and ≤ 6 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	500
Wholesale fund amount	500
>3 and ≤ 6 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	200
Senior unsecured – privately placed	0
Wholesale fund amount	1,100
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	900
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
>3 and ≤ 6 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>6 and ≤ 9 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	500	1,500
Of which secured	400	900
Of which unsecured	100	600
>6 and ≤ 9 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>6 and ≤ 9 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	100
Wholesale fund amount	500
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	400
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
>6 and ≤ 9 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>9 and ≤ 12 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,100	1,200
Of which secured	1,100	0
Of which unsecured	0	1,200
>9 and ≤ 12 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>9 and ≤ 12 months | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	1,100
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	1,000
Securitisation and structured issuance	100
TFSME	0
Subordinated liabilities	0
>9 and ≤ 12 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
No later than one year
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	11,900	11,000
Of which secured	3,500	2,200
Of which unsecured	8,400	8,800
No later than one year | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,600
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	500
Wholesale fund amount	2,100
No later than one year | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	800
Senior unsecured – privately placed	100
Wholesale fund amount	9,800
Deposits by banks	1,100
Certificates of deposit and commercial paper	4,300
Covered bonds	3,400
Securitisation and structured issuance	100
TFSME	0
Subordinated liabilities	0
No later than one year | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
Later than 1 year but no later than 3 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	22,400	6,600
Of which secured	18,600	3,500
Of which unsecured	3,800	3,100
Later than 1 year but no later than 3 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	2,500
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	3,300
Later than 1 year but no later than 3 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	400
Senior unsecured – privately placed	100
Wholesale fund amount	18,600
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	1,100
Securitisation and structured issuance	0
TFSME	17,000
Subordinated liabilities	0
Later than 1 year but no later than 3 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	500
>2 and ≤ 5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	19,900	42,500
Of which secured	11,300	34,000
Of which unsecured	8,600	8,500
>2 and ≤ 5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	6,800
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	1,500
Wholesale fund amount	8,400
>2 and ≤ 5 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	200
Wholesale fund amount	11,500
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	9,200
Securitisation and structured issuance	2,100
TFSME	0
Subordinated liabilities	0
>2 and ≤ 5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,800	5,100
Of which secured	1,100	1,200
Of which unsecured	2,700	£ 3,900
>5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	500
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	900
Wholesale fund amount	1,400
>5 years | Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	300
Wholesale fund amount	2,400
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	1,100
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	700
>5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	£ 0